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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-1A

                   REGISTRATION STATEMENT (NO. 2-88116) UNDER
                           THE SECURITIES ACT OF 1933

                           PRE-EFFECTIVE AMENDMENT NO.
                         POST-EFFECTIVE AMENDMENT NO. 56

                                       AND

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                                AMENDMENT NO. 59


                           VANGUARD SPECIALIZED FUNDS
        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                     P.O. BOX 2600, VALLEY FORGE, PA 19482
                     (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                               HEIDI STAM, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482


IT IS PROPOSED THAT THIS AMENDMENT BECOME EFFECTIVE ON FEBRUARY 3, 2006, PURSUANT TO RULE (B)(1)(III) OF RULE 485. THIS POST-EFFECTIVE AMENDMENT IS BEING MADE TO EXTEND THE DATE OF EFFECTIVENESS FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENTS (POST-EFFECTIVE AMENDMENTS NO. 54, AND 55).






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


January 5, 2006





U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


RE:  VANGUARD SPECIALIZED FUNDS
     FILE NO.  2-88116
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Commissioners:

Pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, we are filing Post-Effective Amendment No. 56 to the Trust's Registration Statement. The sole purpose of this filing is to extend the pending effective date of the Trust's 55th Post-Effective Amendment. By way of further background.

o Post-Effective Amendment No. 55 was filed under Rule 485(b)(1)(iii) on December 7, 2005, for the sole purpose of extending to January 6, 2006, the then-pending effective date of Post-Effective Amendment No. 55.

o Post-Effective Amendment No. 54 was filed under Rule 485(a) on September 23, 2005, for the purpose of adding a new fund to the Trust's to be known as Vanguard Dividend Achievers Fund. December 8, 2005, was the originally requested effective date for Post-Effective Amendment No. 54.

The contents of Post-Effective Amendment No. 54, are hereby incorporated by reference into this filing, which we propose to become effective on February 3, 2006. Please contact me at (610) 503-2320 with any questions or comments that you have concerning the enclosed Amendment.


Sincerely,




Christopher A. Wightman
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc: Christian Sandoe, Esquire
     U.S. Securities and Exchange Commission

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 5th day of January 2006.

                                           VANGUARD SPECIALIZED FUNDS

                                   BY:_____________(signature)________________
                                                   -----------

                                                  (HEIDI STAM)
                                                JOHN J. BRENNAN*
                                      CHAIRMAN AND CHIEF EXECUTIVE OFFICER


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


        SIGNATURE                                TITLE                                DATE
------------------------------------------------------------------------------------------------------

By ---------------------------------------------  President, Chairman, Chief          January 5, 2006
   /S/ JOHN J. BRENNAN                         Executive Officer, and Trustee
       (Heidi Stam)
     John J. Brennan*


By ---------------------------------------------  Trustee                             January 5, 2006
   /S/ CHARLES D. ELLIS
       (Heidi Stam)
    Charles D. Ellis*


By ---------------------------------------------  Trustee                             January 5, 2006
    /S/ RAJIV L. GUPTA
       (Heidi Stam)
     Rajiv L. Gupta*


By ---------------------------------------------  Trustee                             January 5, 2006
/S/ JOANN HEFFERNAN HEISEN
       (Heidi Stam)
 JoAnn Heffernan Heisen*


By ---------------------------------------------  Trustee                             January 5, 2006
  /S/ ANDRE' F. PEROLD
       (Heidi Stam)
    Andre' F. Perold*



By ---------------------------------------------  Trustee                             January 5, 2006
/S/ ALFRED M. RANKIN, JR.
       (Heidi Stam)
  Alfred M. Rankin, Jr.*



By ---------------------------------------------  Trustee                             January 5, 2006
  /S/ J. LAWRENCE WILSON
       (Heidi Stam)
   J. Lawrence Wilson*


By ---------------------------------------------  Treasurer, Principal Financial      January 5, 2006
  /S/ THOMAS J. HIGGINS                           Officer, and Principal
        (Heidi Stam)                              Accounting Officer
     Thomas J. Higgins*

*By Power of Attorney. Filed on September 23, 2005, see File Number 33-19446.
 Incorporated by Reference.